Tax and employee-related liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Tax And Employee-Related Liabilities [Abstract]
Schedule of tax and employee related liabilities

	Year ended December 31
in € thousand	2023	2022
Employee-related liabilities	10,815	10,778
Social security and other taxes	5,394	4,960
BALANCE AS AT DECEMBER 31	16,209	15,738
Less non-current portion	—	—
CURRENT PORTION	16,209	15,738